Income Taxes - Summary Of Net Increase In The Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Valuation allowance as of beginning of year	$ 15,906	$ 10,559
Increases recorded to income tax provision	15,039	5,347
Valuation allowance as of end of year	$ 30,945	$ 15,906